Stockholders' Equity (Deficit) (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants
Balance outstanding, begining	3,600,000	3,600,000
Granted	6,416,712	1,162,500
Exercised	(9,866,712)	(1,162,500)
Forfeited/expired
Balance outstanding, ending	150,000	3,600,000
Exercisable, ending	150,000	1,800,000
Weighted Average Exercise Price
Granted	$ 0.007	$ 0.005
Exercised	0.022	0.005
Forfeited/expired
Exercisable, ending	$ 0.010	$ 0.1
Weighted Average Remaining Contractual Term
Balance outstanding, Begining	2 years 11 months 26 days	4 years 1 month 27 days
Granted	2 years 10 months 28 days	2 years 2 months 16 days
Exercised	3 years 1 month 24 days	4 years 2 months 27 days
Forfeited/expired	0 years	0 years
Balance outstanding, ending	2 years 11 months 26 days	4 years 1 month 27 days
Exercisable, ending	2 years 11 months 26 days